CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Capital stock [Member]	Share-based payment reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Total
Balance, beginning of year at Jan. 01, 2019	$ 63,587	$ 4,769	$ 1,184	$ (30,286)	$ 39,254
Beginning Balance (Shares) at Jan. 01, 2019	84,923,000
Capital stock issued	$ 92,136				92,136
Capital stock issued (Shares)	17,856,000
Capital stock issuance costs	$ (5,192)				(5,192)
Shares cancelled and returned to treasury (Shares)	(63,000)
Warrants exercised	$ 4,470				4,470
Warrants exercised (Shares)	3,960,000
Stock options exercised	$ 1,276	(479)			797
Stock options exercised (Shares)	795,000
Stock options forfeited		(63)		63
Share-based compensation, stock options		4,441			4,441
Foreign exchange translation			3,102		3,102
Net loss and comprehensive loss for the year				(44,667)	(44,667)
Balance, end of year at Dec. 31, 2019	$ 156,277	8,668	4,286	(74,890)	94,341
Ending Balance (Shares) at Dec. 31, 2019	107,471,000
Capital stock issued	$ 105,264				105,264
Capital stock issued (Shares)	18,881,000
Capital stock issuance costs	$ (1,497)				(1,497)
Shares cancelled and returned to treasury (Shares)	(62,722)
Warrants exercised	$ 150				150
Warrants exercised (Shares)	50,000
Stock options exercised	$ 5,745	(2,199)			3,546
Stock options exercised (Shares)	2,927,000
Stock options forfeited		(36)		36
Share-based compensation, stock options		2,545			2,545
Foreign exchange translation			4,583		4,583
Net loss and comprehensive loss for the year				(59,932)	(59,932)
Balance, end of year at Dec. 31, 2020	$ 265,939	$ 8,978	$ 8,869	$ (134,786)	$ 149,000
Ending Balance (Shares) at Dec. 31, 2020	129,329,631